Apr. 20, 2020
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)

Institutional Shares (CRANX)

Supplement dated April 17, 2020,
to the
Institutional Shares Prospectus (the “Prospectus”)
dated October 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the “Performance Information” section of the Prospectus, the “Average Annual Total Return” table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/18

Institutional Shares	One Year	Five Years	Ten Years
Returns Before Taxes	0.56%	2.28%	2.99%
Returns After Taxes on Distributions	(0.57)%	1.13%	1.75%
Returns After Taxes on Distributions and Sale of Fund Shares	0.32%	1.23%	1.81%
Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	3.13%

Please retain this supplement for future reference.